OTHER INCOME (EXPENSE)	12 Months Ended
Sep. 30, 2025
Other Income and Expenses [Abstract]
OTHER INCOME (EXPENSE)	OTHER INCOME (EXPENSE)For the years ended September 30, 2025, 2024 and 2023, Other income (expense) of $4,466, $989 and $1,831, respectively, includes $231, ($377) and $(249), respectively, of net currency exchange transaction gains (losses) from receivables and payables held in non-functional currencies, ($948), $148 and $469, respectively, of net gains (losses) on investments, and $3,848, $(662) and $(875), respectively, of net periodic benefit plan income (expense) For the year ended September 30, 2025, net periodic benefit plan income (expense) of $3,848 includes a gain of $4,621 associated with the termination of the Hunter Fan Pension Plan and a charge of $951 related to the establishment of a new retiree medical plan. Other income (expense) also includes royalty income of $2,201, $2,198 and $2,104 for the years ended September 30, 2025, 2024 and 2023, respectively.